Consolidated Statement of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenues:
Natural gas sales	$ 609,756	$ 696,730	$ 969,850
Oil sales	111,335	142,381	260,170
Total operating revenues	721,091	839,111	1,230,020
Expenses:
Lease operating expenses	89,134	106,906	96,496
Liquids gathering system operating lease expense	20,686	20,647	20,306
Production taxes	69,737	72,774	103,898
Gathering fees	86,809	87,904	59,931
Transportation charges	20,049	83,803	77,780
Depletion, depreciation and amortization	125,121	401,200	292,951
Ceiling test and other impairments	0	3,144,899	0
General and administrative	9,179	7,387	19,069
Total operating expenses	420,715	3,925,520	670,431
Operating income (loss)	300,376	(3,086,409)	559,589
Other income (expense), net:
Interest expense (excludes contractual interest expense of $141.5 million for the year ended December 31, 2016)	(66,565)	(171,918)	(126,157)
Gain on commodity derivatives	0	42,611	82,402
Deferred gain on sale of liquids gathering system	10,553	10,553	10,553
Litigation expense	0	(4,401)	0
Restructuring expenses	(7,176)	0	0
Contract settlement	(131,106)	0	0
Gain on sale of property	0	0	8,022
Other (expense) income, net	(3,082)	(2,060)	2,618
Total other (expense) income, net	(197,376)	(125,215)	(22,562)
Reorganization items, net	(47,503)	0	0
Income (loss) before income tax benefit	55,497	(3,211,624)	537,027
Income tax benefit	(654)	(4,404)	(5,824)
Net income (loss)	$ 56,151	$ (3,207,220)	$ 542,851
Basic Earnings (Loss) per Share:
Net income (loss) per common share — basic	$ 0.37	$ (20.94)	$ 3.54
Fully Diluted Earnings (Loss) per Share:
Net income (loss) per common share — fully diluted	$ 0.36	$ (20.94)	$ 3.51
Weighted average common shares outstanding — basic	153,378	153,192	153,136
Weighted average common shares outstanding — fully diluted	154,081	153,192	154,694